Accrued Expenses and Other Current Liabilities -Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities And Other Liabilities [Line Items]
Vehicle payable	$ 10,493	$ 8,904	$ 4,799
Other	2,622	2,668
Total other current liabilities	$ 13,115	11,572
Previously Reported
Accrued Liabilities And Other Liabilities [Line Items]
Other		2,533	818
Total other current liabilities		$ 11,437	$ 5,617